UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
----------------------------------------------------------------------------
Actual                           $ 1,000.00    $ 1,015.40    $ 3.35
----------------------------------------------------------------------------
Hypothetical                       1,000.00      1,021.47      3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
   0.67%

The expense ratio reflects reduction to custodian fees. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.0%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--6.8%
AL IDAU RB, Scientific Utilization Project, Series 1996, 4.24% 1                           $    1,080,000   $     1,080,000
----------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 3.89% 1                                             330,000           330,000
----------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4.08% 1                                                          1,625,000         1,625,000
----------------------------------------------------------------------------------------------------------------------------
AL Spanish Fort RA RB, MACON Trust Certificates Series 2007-306, 3.80% 1,2                      4,295,000         4,295,000
----------------------------------------------------------------------------------------------------------------------------
Berry, AL IDAU IDV RB, Berry Wood Products LLC, 4.23% 1                                            90,000            90,000
----------------------------------------------------------------------------------------------------------------------------
Birmingham, AL Medical Clinic Board RB, University of Alabama Health
Service Facilities, Series 1998, 3.81% 1                                                       12,000,000        12,000,000
----------------------------------------------------------------------------------------------------------------------------
Birmingham, AL Special Care Facilities FAU RB,
United Cerebral Palsy Project, 3.79% 1                                                          2,315,000         2,315,000
----------------------------------------------------------------------------------------------------------------------------
Birmingham, AL Waterworks & Sewer Board WSS RRB, PTTR,
Series 1736, 3.80% 1,2                                                                          5,995,000         5,995,000
----------------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion Project,
Series 1998, 3.94% 1                                                                            2,850,000         2,850,000
----------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc. Project,
Series 2003-A, 4.08% 1                                                                          1,670,000         1,670,000
----------------------------------------------------------------------------------------------------------------------------
Cullman, AL Medical Park South Medical Clinic Board RB, P-Floats,
Series MT-200, 3.82% 1                                                                         25,995,000        25,995,000
----------------------------------------------------------------------------------------------------------------------------
Fairhope, AL AA RB, Airport Improvement, Series 2007, 3.85% 1                                   8,845,000         8,845,000
----------------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 4.08% 1                              2,570,000         2,570,000
----------------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.80% 1                                5,200,000         5,200,000
----------------------------------------------------------------------------------------------------------------------------
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc.
Project, 3.79% 1                                                                                  350,000           350,000
----------------------------------------------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 3.85% 1                                           6,000,000         6,000,000
----------------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 3.79% 1                                                                            1,325,000         1,325,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 4.08% 1                                         300,000           300,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC Project,
Series 2006A, 4.08% 1                                                                           4,240,000         4,240,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 3.79% 1                                               1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL POAU RB, Gulf Opportunity Zone,
Series 2007, 3.85% 1                                                                           25,000,000        25,000,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL Health Care Authority Retirement Center RRB, Pine Valley
Project, 3.79% 1                                                                                3,155,000         3,155,000
                                                                                                            ----------------
                                                                                                                116,230,000

----------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
AK HFC RRB, P-Floats, Series PZ-126, 3.80% 1,2                                                  4,025,000         4,025,000
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.8%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005, Cl. A, 3.93% 1,2                                                                  14,291,000        14,291,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust,
Series 2007-8, 3.81% 1,2                                                                   $   12,485,000   $    12,485,000
----------------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, P-Floats, Series PA-1456, 3.82% 1,2                                 8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A, 3.65%, 8/7/07                        5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, P-Floats, Series MT-322, 3.82% 1,2                                    12,615,000        12,615,000
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A, 3.83% 1                   4,500,000         4,500,000
----------------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 3.82% 1,2                                        8,295,000         8,295,000
                                                                                                            ----------------
                                                                                                                 65,186,000

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.6%
CA GOUN, P-Floats, Series PZP-010, 3.80% 1,2                                                   10,800,000        10,800,000
----------------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 3.83% 1,2                                                    2,705,000         2,705,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.80% 1,2                                                      3,485,000         3,485,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 3.83% 1,2                                                     42,375,000        42,375,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-007, 3.80% 1,2                                                      4,265,000         4,265,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-008, 3.80% 1,2                                                      3,990,000         3,990,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.80% 1,2                                                      7,950,000         7,950,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-023, 3.83% 1,2                                                      8,085,000         8,085,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-024, 3.83% 1,2                                                     11,925,000        11,925,000
----------------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN, Municipal
Securities Trust Certificates, Series 3020, Cl. A, 3.79% 1,2                                      245,000           245,000
                                                                                                            ----------------
                                                                                                                 95,825,000

----------------------------------------------------------------------------------------------------------------------------
COLORADO--6.1%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center Parking
Project, Series A, 3.82% 1                                                                      5,100,000         5,100,000
----------------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 3.88% 1                             5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.78% 1                                   20,000            20,000
----------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.70%, 12/1/07 3                       3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, Series 1999, 3.81% 1                                     3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, Certex Co. Project, Series 2007, 3.93% 1                                          1,300,000         1,300,000
----------------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.93% 1                                             1,605,000         1,605,000
----------------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure General Improvement
District, Series 2006, 3.78% 1                                                                  7,500,000         7,500,000
----------------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement Projects,
Series 2004, 3.75%, 12/1/07 3                                                                   2,500,000         2,500,000
----------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series A-1, 3.80% 1                                                             4,000,000         4,000,000
----------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series C, 3.80% 1                                                               8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO RB, CAB, Series 2000 B, 3.541%, 9/1/07 4                     3,200,000         3,181,249


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 3.88% 1                                                            $    8,500,000   $     8,500,000
----------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB,
Series 2005-S1, Cl. A2, 3.88% 1,2                                                               3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP Paribas STARS Certificates Trust,
Series 2004-110, 3.81% 1                                                                       13,175,000        13,175,000
----------------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.80% 1                                  14,495,000        14,495,000
----------------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.70% 1                                 4,510,000         4,510,000
----------------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust,
Series 2006-6, 3.95% 1,2                                                                        1,812,000         1,812,000
----------------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 3.82% 1,2                                      14,670,000        14,670,000
                                                                                                            ----------------
                                                                                                                104,368,249

----------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.5%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 3.80% 1                        11,415,000        11,415,000
----------------------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999, 3.84% 1                      1,615,000         1,615,000
----------------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL School Board COP, Enchanced Return, P-Floats,
Series EC-1006, 3.82% 1,2                                                                       7,760,000         7,760,000
----------------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU IDV RB, Gulf Coast American Blind, Series A, 3.86% 1                     2,560,000         2,560,000
----------------------------------------------------------------------------------------------------------------------------
FL BOE Lottery RRB, Enchanced Return, P-Floats, Series EC-1002, 3.82% 1,2                       7,200,000         7,200,000
----------------------------------------------------------------------------------------------------------------------------
FL Citizens Property Insurance Corp. Sr. Sec. RRB, Series 2007A, 5%, 3/1/08                     3,000,000         3,025,808
----------------------------------------------------------------------------------------------------------------------------
FL Dept. of Environmental Protection RRB, Enhanced Return, P-Floats,
Series EC-1028, 3.82% 1,2                                                                       3,770,000         3,770,000
----------------------------------------------------------------------------------------------------------------------------
FL HFC RB, P-Floats, Series MT-320, 3.82% 1,2                                                  11,495,000        11,495,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL ED Commission RB, Goodwill Industries North Florida
Project, 3.84% 1                                                                                  760,000           760,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project, Series 2004, 3.79% 1                  2,200,000         2,200,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL IDV RB, University of Florida Health Science Center
Project 1989, 3.83% 1                                                                           2,200,000         2,200,000
----------------------------------------------------------------------------------------------------------------------------
Lakeland, FL Energy System RRB, First Lien, Series B, 6.55%, 10/1/07                            1,135,000         1,143,276
----------------------------------------------------------------------------------------------------------------------------
Manatee Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers Trust,
Series DB-243, 3.80% 1,2                                                                        7,700,000         7,700,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Aviation RRB, Miami International Airport Hub,
Series C, 5%, 10/1/07                                                                             500,000           501,715
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL GOUN, Reset Option Certificates II-R Trust,
Series 387, 3.80% 1,2                                                                             990,000           990,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board COP, PTTR, Series 1692, 3.80% 1,2                             6,755,000         6,755,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers Trust,
Series DB-241, 3.80% 1,2                                                                        8,215,000         8,215,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School COP, Enhanced Return, P-Floats,
Series EC-1034, 3.82% 1,2                                                                       7,880,000         7,880,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
Orange Cnty. FL IDAU RB, Lake Highland Preparatory School,
Series 1998, 3.82% 1                                                                       $    5,375,000   $     5,375,000
----------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series 1998, 3.84% 1                        900,000           900,000
----------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central Florida, Inc. Project,
Series 2000A, 3.79% 1                                                                           4,560,000         4,560,000
----------------------------------------------------------------------------------------------------------------------------
Osceola Cnty., FL RB, P-Floats, Series EC-1093, 3.82% 1,2                                       7,645,000         7,645,000
----------------------------------------------------------------------------------------------------------------------------
Sunshine State Governmental Financing Commission, FL RB,
Series 1986, 3.92% 1                                                                            5,300,000         5,300,000
                                                                                                            ----------------
                                                                                                                110,965,799

----------------------------------------------------------------------------------------------------------------------------
GEORGIA--4.1%
Atlanta, GA Airport Facilities RRB, Series 1996, 5.25%, 1/1/08                                  2,000,000         2,014,611
----------------------------------------------------------------------------------------------------------------------------
Atlanta, GA TXAL RB, Atlantic Station Project, Sub. Lien, Series 2006, 3.82% 1                 38,515,000        38,515,000
----------------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RRB, Jordan Co. Project, Series 2000, 3.94% 1                                    410,000           410,000
----------------------------------------------------------------------------------------------------------------------------
DeKalb Cnty., GA HA RANs, DeKalb Medical Center, Inc. Project,
Series 2003 A, 4%, 9/1/07                                                                       1,000,000         1,000,650
----------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006A, 3.79% 1                                                                           5,540,000         5,540,000
----------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006C, 3.79% 1                                                                           8,750,000         8,750,000
----------------------------------------------------------------------------------------------------------------------------
Metro Atlanta, GA Rapid Transit Authority RB, Series 2004-A, 3.65%, 8/6/07                      5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 3.82% 1                                               7,835,000         7,835,000
                                                                                                            ----------------
                                                                                                                 69,065,261

----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.5%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 3.88% 1                                7,000,000         7,000,000
----------------------------------------------------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006, 3.93% 1                        1,000,000         1,000,000
                                                                                                            ----------------
                                                                                                                  8,000,000

----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.9%
Chicago, IL RB, Boys & Girls Clubs Project, 4.25% 1                                               700,000           700,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                                 415,000           418,898
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                               1,085,000         1,095,192
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, SPEARS Deutsche Bank/Lifers Trust,
Series DB-240, 3.80% 1,2                                                                        9,430,000         9,430,000
----------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 122 GOUN, Oak Lawn Reset Option Certificates II-R
Trust, Series 736, 3.80% 1,2                                                                    2,615,000         2,615,000
----------------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 3.78% 1                                           14,370,000        14,370,000
----------------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.83% 1                                  3,125,000         3,125,000
----------------------------------------------------------------------------------------------------------------------------
Elgin, Kane & Cook Cntys., IL RRB, Judson College, Series 2006, 3.83% 1                           700,000           700,000
----------------------------------------------------------------------------------------------------------------------------
Greenville, IL RB, Greenville College Project, Series 2006, 3.649% 1                            2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------------
Hazel Crest, IL Retirement Center RB, Waterford Estates, Series 92A, 3.78% 1                    2,000,000         2,000,000


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
IL DFA IDV RB, Azteca Foods, Inc. Project, Series1995, 4.23% 1                             $      200,000   $       200,000
----------------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, REVCOR, Inc. Project, Series 1996, 3.88% 1                                         325,000           325,000
----------------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 3.90% 1                                    3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------------------
IL IDV FAU RB, E. Kinast Project, Series 2005A, 4.15% 1                                           600,000           600,000
----------------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.80% 1                         6,725,000         6,725,000
----------------------------------------------------------------------------------------------------------------------------
IL FAU IDV RB, Knead Dough Baking Co. Project, 4.15% 1                                            650,000           650,000
----------------------------------------------------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 3.83% 1,2                                                      1,220,000         1,220,000
----------------------------------------------------------------------------------------------------------------------------
Kane & DeKalb Cntys., IL Community Unit SDI No. 301 GOUN, PTTR,
Series 1678, 3.81% 1,2                                                                          2,985,000         2,985,000
----------------------------------------------------------------------------------------------------------------------------
Lake Cnty., IL Community Consolidated SDI No. 73 GOUN, PTTR,
Series 329, 3.81% 1,2                                                                           1,290,000         1,290,000
----------------------------------------------------------------------------------------------------------------------------
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 4.15% 1                               500,000           500,000
----------------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 3.96% 1                             15,330,486        15,330,486
----------------------------------------------------------------------------------------------------------------------------
Springfield, IL Electric RB, SPEARS Deutsche Bank/Lifers Trust,
Series DB-261, 3.80% 1,2                                                                       10,575,000        10,575,000
----------------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.83% 1                                  800,000           800,000
----------------------------------------------------------------------------------------------------------------------------
Will & Kankakee Cntys., IL Community SDI No. 207 GOLB, Peotone,
Series 2007A, 4%, 11/1/07                                                                         515,000           515,585
----------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN,
Reset Option Certificates II-R Trust, Series 631, 3.80% 1,2                                     4,355,000         4,355,000
----------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, P-Floats,
Series PZ-47, 3.80% 1,2                                                                        10,415,000        10,415,000
----------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats,
Series PZ-48, 3.80% 1,2                                                                         3,870,000         3,870,000
                                                                                                            ----------------
                                                                                                                 99,810,161

----------------------------------------------------------------------------------------------------------------------------
INDIANA--0.9%
Carmel, IN RED District Tax Increment RB, Merchants Pointe Project,
Series 2001A, 3.80% 1                                                                             570,000           570,000
----------------------------------------------------------------------------------------------------------------------------
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 4.15% 1                                     300,000           300,000
----------------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health, Series 2005A, 5%, 5/1/08                                         1,550,000         1,566,192
----------------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 3.83% 1                              7,700,000         7,700,000
----------------------------------------------------------------------------------------------------------------------------
Lafayette, IN Sewer Works RRB, PTTR, Series 1490, 3.80% 1,2                                     4,580,000         4,580,000
                                                                                                            ----------------
                                                                                                                 14,716,192

----------------------------------------------------------------------------------------------------------------------------
IOWA--0.5%
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 3.88% 1                            4,420,000         4,420,000
----------------------------------------------------------------------------------------------------------------------------
IA HEAU Loan Private College Facilities RB, Series 1985, 3.83% 1                                1,200,000         1,200,000
----------------------------------------------------------------------------------------------------------------------------
Waukee, IA Community SDI Infrastructure Local Option Sales & Service
Tax RB, Series 2007, 4%, 1/1/08                                                                 2,500,000         2,504,209
                                                                                                            ----------------
                                                                                                                  8,124,209


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.2%
Olathe, KS MH RB, The Gardens at Creekside, Series 2007, 4.125% 1                          $    3,335,000   $     3,335,000
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.9%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp. Project,
Series 1992, 3.92% 1                                                                              490,000           490,000
----------------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project,
Series 1992A, 3.83% 1                                                                          10,000,000        10,000,000
----------------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 4.03% 1                                7,815,000         7,815,000
----------------------------------------------------------------------------------------------------------------------------
KY Interlocal School Transportation Assn. Equipment Lease COP,
Series 2005, 3%, 3/1/08                                                                           500,000           496,724
----------------------------------------------------------------------------------------------------------------------------
KY Property & Buildings Commission RRB, P-Floats, Series PT-3912, 3.80% 1,2                     8,305,000         8,305,000
----------------------------------------------------------------------------------------------------------------------------
Lexington-Fayette, Urban Cnty., KY Government Educational Facilities RB,
Sayre School, 3.79% 1                                                                           2,135,000         2,135,000
----------------------------------------------------------------------------------------------------------------------------
Louisville/Jefferson Cntys., KY Visitors & Convention Commission Tax RRB,
Series B, 3.83% 1                                                                               9,975,000         9,975,000
----------------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 3.98% 1                                                                            5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project,
Series 2005, 3.98% 1                                                                            2,114,000         2,114,000
----------------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
Series 1989, 4.08% 1                                                                           10,000,000        10,000,000
----------------------------------------------------------------------------------------------------------------------------
Warren Cnty., KY Industrial Building RB, Pan-Oston Co. Project,
Series 2007, 3.91% 1                                                                           10,000,000        10,000,000
                                                                                                            ----------------
                                                                                                                 66,330,724

----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.3%
East Baton Rouge Parish, LA RRB, P-Floats, Series EC-1054, 3.82% 1,2                            8,885,000         8,885,000
----------------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.78% 1                              2,400,000         2,400,000
----------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Cottonseed Processing, 3.88% 1                                                                  2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Enterprises LLC, 3.88% 1                                                                        2,400,000         2,400,000
----------------------------------------------------------------------------------------------------------------------------
LA Office Facilities Corp. Lease RB, P-Floats, Series MT-196, 3.75% 1,5                         6,140,000         6,140,000
----------------------------------------------------------------------------------------------------------------------------
LA PFAU RB, Municipal Securities Trust Certificates, Series 5020, Cl. A, 3.83% 1,2              2,980,000         2,980,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 3.78% 1                                     17,560,000        17,560,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 3.78% 1                                      1,550,000         1,550,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 3.78% 1                                     11,550,000        11,550,000
----------------------------------------------------------------------------------------------------------------------------
St. Bernard Parish, LA Sales & Use Tax RRB, Series 2004, 5%, 3/1/08                             1,175,000         1,185,205
                                                                                                            ----------------
                                                                                                                 56,650,205

----------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.3%
Baltimore Cnty., MD RB, Golf Systems, Series 2001, 3.78% 1                                      4,400,000         4,400,000
----------------------------------------------------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Loyola Blakefield High School Facilities,
Series 1999, 3.78% 1                                                                            6,845,000         6,845,000


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series 2005A, 3.78% 1             $    3,000,000   $     3,000,000
----------------------------------------------------------------------------------------------------------------------------
MD EDC RB, Easter Seals Facility, Series 2006, 3.78% 1                                          6,900,000         6,900,000
----------------------------------------------------------------------------------------------------------------------------
MD HE&HFA RB, Charles Cnty. Nursing & Rehabilitation Center, 3.78% 1                            3,900,000         3,900,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., MD, Consolidated Public Improvement REF GOUN,
Series 1998A, 5.25%, 1/1/08                                                                     6,270,000         6,317,648
----------------------------------------------------------------------------------------------------------------------------
University System of MD COP, College Park Business School,
Series 2000, 3.78% 1                                                                            7,170,000         7,170,000
                                                                                                            ----------------
                                                                                                                 38,532,648

----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.7%
MA DFA RB, Massachusetts Development Program, 3.68%, 7/11/07                                    5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates
Series 2007-310, 3.80% 1,2                                                                      3,500,000         3,500,000
----------------------------------------------------------------------------------------------------------------------------
MA H&EFA RB, New England Medical Center Hospital, Series H, 5%, 5/15/08                         1,000,000         1,011,098
----------------------------------------------------------------------------------------------------------------------------
Springfield, MA GOUN, Qualified Municipal Purpose Loan,
Series 2007, 4.50%, 8/1/07                                                                      1,515,000         1,516,092
                                                                                                            ----------------
                                                                                                                 11,027,190

----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.6%
Ada Township, MI Capital Improvement GOLB, Series 2007, 4.10%, 5/1/08                             170,000           170,461
----------------------------------------------------------------------------------------------------------------------------
Detroit, MI GOUN, Series 1997-B, 5.50%, 4/1/08                                                  1,015,000         1,028,880
----------------------------------------------------------------------------------------------------------------------------
Detroit, MI GOUN, Series 2004, 5%, 4/1/08                                                       1,000,000         1,009,780
----------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, MSTFC Series 2006-1478, 3.80% 1,2                                    3,195,000         3,195,000
----------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481, 3.80% 1,2                                         4,345,000         4,345,000
                                                                                                            ----------------
                                                                                                                  9,749,121

----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--3.1%
Big Lake, MN ISD No. 727 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/10/07                                                                    2,000,000         2,002,496
----------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 3.78% 1                     3,405,000         3,405,000
----------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985, 3.78% 1                    3,310,000         3,310,000
----------------------------------------------------------------------------------------------------------------------------
Dakota Cnty., MN H&RA MH RB, P-Floats, Series MT-321, 3.82% 1,2                                23,250,000        23,250,000
----------------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co., Series 05B, 3.88% 1                    4,500,000         4,500,000
----------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN MH RRB, Lake Place Apts. Project, 3.83% 1                                        665,000           665,000
----------------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/10/07                                                                    1,700,000         1,702,441
----------------------------------------------------------------------------------------------------------------------------
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project, 3.93% 1                          1,230,000         1,230,000
----------------------------------------------------------------------------------------------------------------------------
Lake Superior, MN ISD No. 381 Aid Anticipation Certificates,
Series 2006B, 4.50%, 8/27/07                                                                    2,000,000         2,002,064
----------------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.93% 1                                        865,000           865,000
----------------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 Aid Anticipation Certificates,
Series 2006B, 4.50%, 9/7/07                                                                     4,630,000         4,635,534


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 3.98% 1                    $    4,675,000   $     4,675,000
                                                                                                            ----------------
                                                                                                                 52,242,535

----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--2.0%
MS Business Finance Corp. RB, Chrome Deposit Corp. Project, Series A, 3.77% 1                   5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, Gulf Opportunity Zone, P-Floats,
Series PT-3803, 3.82% 1,2                                                                      23,590,000        23,590,000
----------------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp., JKW Real Estate LLC Project, 3.80% 1                                 2,300,000         2,300,000
----------------------------------------------------------------------------------------------------------------------------
MS Development Bank SPO Bonds Tunica Cnty., MS Highway Project,
Series 2005, 5%, 1/1/08                                                                           275,000           276,767
----------------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.83% 1                                  3,250,000         3,250,000
                                                                                                            ----------------
                                                                                                                 34,416,767

----------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.6%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.86% 1                                   6,700,000         6,700,000
----------------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 3.79% 1                                                                            1,700,000         1,700,000
----------------------------------------------------------------------------------------------------------------------------
MO REF COP, Series 2005A, 5%, 6/1/08                                                            5,000,000         5,058,754
----------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 A, 3.83% 1,2                10,575,000        10,575,000
----------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 B, 3.83% 1,2                 8,365,000         8,365,000
----------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 3.89% 1                                                                            1,765,000         1,765,000
----------------------------------------------------------------------------------------------------------------------------
St. Louis, MO DA Tudor Building RB, Austin Trust Certificates,
Series BOA 2007-309, 3.80% 1,2                                                                  9,995,000         9,995,000
                                                                                                            ----------------
                                                                                                                 44,158,754

----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                                                    175,000           175,833
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood Apts., Series 2006A, 3.92% 1,2                   10,720,000        10,720,000
----------------------------------------------------------------------------------------------------------------------------
NEVADA--1.1%
Clark Cnty., NV GOLB, PTTR, Series 1489, 3.80% 1,2                                              9,530,000         9,530,000
----------------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV McCarran International RB, SPEARS Deutsche Bank/Lifers
Trust, Series DB-245, 3.80% 1,2                                                                 5,305,000         5,305,000
----------------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 3.79% 1,2                       3,795,000         3,795,000
                                                                                                            ----------------
                                                                                                                 18,630,000

----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project, 3.93% 1                                                 1,205,000         1,205,000
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.1%
University of NM RB, System Improvement, Sub. Lien, Series 2001, 3.79% 1                       18,835,000        18,835,000
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.4%
Broome Cnty., NY IDA IDV RB, Parlor City Paper Box, Inc. Facility, 3.81% 1                      2,930,000         2,930,000


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.81% 1,2                     $    2,800,000   $     2,800,000
----------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356, 3.79% 1,2                                         3,550,000         3,550,000
----------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359, 3.82% 1,2                                        10,350,000        10,350,000
----------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.78% 1                                    6,800,000         6,800,000
----------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.78% 1,2                                                   1,070,000         1,070,000
----------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,5                                                   1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 3.78% 1                                                                            8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sub. RB, P-Floats, Series EC-1036, 3.81% 1,2                                 3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts,
Series 2002A, 5%, 1/1/08                                                                        2,600,000         2,615,954
----------------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc.
Project, Series 2005, 3.78% 1                                                                   4,800,000         4,800,000
----------------------------------------------------------------------------------------------------------------------------
PAUNYNJ RRB, MERLOTS Series 2007 C01, 3.83% 1,5                                                 2,790,000         2,790,000
----------------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY BANs, Series 2007A, 3.74%, 12/20/07 5                                     8,500,000         8,500,734
                                                                                                            ----------------
                                                                                                                 58,206,688

----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.5%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project, 4.08% 1                                  1,280,000         1,280,000
----------------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply, Inc. Project,
Series 1997, 4.08% 1                                                                            1,250,000         1,250,000
----------------------------------------------------------------------------------------------------------------------------
Iredell Cnty., NC IF&PCFA RB, Valspar Corp. Project, 3.89% 1                                    1,600,000         1,600,000
----------------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency Educational Facilities RB,
Trinity Episcopal School Project, Series 2003, 3.79% 1                                            525,000           525,000
----------------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori School of Raleigh, 3.79% 1                  2,400,000         2,400,000
----------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley Total Living Center,
Series 1998, 3.79% 1                                                                              930,000           930,000
                                                                                                            ----------------
                                                                                                                  7,985,000

----------------------------------------------------------------------------------------------------------------------------
OHIO--1.6%
East Liverpool, OH Hospital Facilities RB, East Liverpool City Hospital,
Series 2006, 3.79% 1                                                                            5,765,000         5,765,000
----------------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 4%, 12/15/07 3                               1,605,000         1,605,000
----------------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Cincinnati Childrens Hospital-J,
4%, 5/15/08                                                                                       400,000           401,010
----------------------------------------------------------------------------------------------------------------------------
Lucas Cnty., OH IDV RB, Lott Industries, Inc., Project, 3.80% 1                                 3,605,000         3,605,000
----------------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.83% 1                                        2,050,000         2,050,000
----------------------------------------------------------------------------------------------------------------------------
Mahoning Cnty., OH EDAU RB, Family YMCA St. Elizabeth Project, 3.80% 1                            900,000           900,000
----------------------------------------------------------------------------------------------------------------------------
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project, 3.87% 1                                     775,000           775,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH EDAU RB, Benjamin & Marian Schuster Project,
Series A, 3.80% 1                                                                               1,700,000         1,700,000


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
OH Higher Education Facility Commission RB, Higher Education Pooled
Financing 2001 Program, Series A, 3.83% 1                                                  $      900,000   $       900,000
----------------------------------------------------------------------------------------------------------------------------
OH Higher Education Facility Commission RB, University Hospital Health
System, P-Floats, Series PT-3877, 3.82% 1,2                                                     4,970,000         4,970,000
----------------------------------------------------------------------------------------------------------------------------
Park Trails, OH RB, Certificates of Beneficial Ownership Trust,
Series 2007-3, 3.95% 1,2                                                                        1,800,000         1,800,000
----------------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.83% 1                                   3,100,000         3,100,000
                                                                                                            ----------------
                                                                                                                 27,571,010

----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.1%
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series 2001A, 4.15% 1                       500,000           500,000
----------------------------------------------------------------------------------------------------------------------------
Oklahoma Cnty., OK FAU MH RB, Village at Oakwood, 4.125%, 7/1/07 3                              1,470,000         1,470,000
                                                                                                            ----------------
                                                                                                                  1,970,000

----------------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
Eugene, OR EU RRB, ETET Series 20030022, Cl. A, 3.80% 1,2                                       5,880,000         5,880,000
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.1%
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007A&B, 3.89% 1                    2,040,000         2,040,000
----------------------------------------------------------------------------------------------------------------------------
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007B, 3.89% 1                      2,585,000         2,585,000
----------------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 3.84% 1                    540,000           540,000
----------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA RB, Haverford Township School, Subseries 2001-A, 3.78% 1                         2,190,000         2,190,000
----------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Assn. Independent Colleges, Series K-1, 3.60% 1                                    2,300,000         2,299,733
----------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Rosemont College Project, Series O, 3.63% 1                                        2,900,000         2,900,000
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RRB, 1975 General Ordinance, 17th
Series, 5%, 7/1/07                                                                              4,215,000         4,215,000
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RRB, Series 1993, 5.625%, 6/15/08                           1,225,000         1,246,747
                                                                                                            ----------------
                                                                                                                 18,016,480

----------------------------------------------------------------------------------------------------------------------------
PUERTO RICO--0.0%
PR CMWLTH GOUN, 5.75%, 7/1/07                                                                     175,000           175,000
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.2%
Hilton Head Island, SC Public Facilities Corp. COP, Beach Preservation Fee
Pledge, 4.50%, 8/1/07                                                                           2,080,000         2,081,370
----------------------------------------------------------------------------------------------------------------------------
Jasper Cnty., SC SDI BANs, Series 2006, 4.25%, 9/7/07                                           5,000,000         5,005,841
----------------------------------------------------------------------------------------------------------------------------
Oconee Cnty., SC SDI GOUN, Series 2007, 5%, 3/1/08                                              6,700,000         6,754,932
----------------------------------------------------------------------------------------------------------------------------
Orangeburg, SC Sales & Use Tax RB, Joint Governmental Action Authority,
Capital Projects, 5%, 4/1/08                                                                      385,000           388,855
----------------------------------------------------------------------------------------------------------------------------
SC Educational FA RB, Private Nonprofit Institutions-Morris College Project,
Series 1997, 3.78% 1                                                                              750,000           750,000
----------------------------------------------------------------------------------------------------------------------------
SC GOUN, State School Facilities, Series 2001A, 5%, 1/1/08                                      4,145,000         4,173,545
----------------------------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, Pickens Cnty. YMCA Project, 3.78% 1                                              800,000           800,000
                                                                                                            ----------------
                                                                                                                 19,954,543


                        16 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.6%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 4.03% 1                             $    2,000,000   $     2,000,000
----------------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 3.78% 1                                  7,500,000         7,500,000
                                                                                                            ----------------
                                                                                                                  9,500,000

----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.8%
Jackson, TN H&EFA Housing Facilities Board RB, University School of Jackson
Project, 3.79% 1                                                                                1,400,000         1,400,000
----------------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB, University School of Jackson
Project, 3.79% 1                                                                                5,100,000         5,100,000
----------------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB, University School of Jackson
Project, 3.79% 1                                                                                4,255,000         4,255,000
----------------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RRB,
Trinity Christian Academy, 3.79% 1                                                              2,825,000         2,825,000
----------------------------------------------------------------------------------------------------------------------------
Memphis, TN Electric System RB, Series 2003A, 5%, 12/1/07                                       1,000,000         1,005,678
----------------------------------------------------------------------------------------------------------------------------
Memphis, TN H&EFA Housing Facilities Board MH RB,
Lamar Crossing Apts. Project, 4.125%, 7/1/07 3                                                  2,285,000         2,285,000
----------------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN H&EFA RB,
Nashville Christian School Project, 3.84% 1                                                     1,265,000         1,265,000
----------------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank Project,
Series 2002, 3.80% 1                                                                            1,655,000         1,655,000
----------------------------------------------------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB, Local Government Public
Improvement, Series IV 1-2, 3.95% 1                                                             5,500,000         5,500,000
----------------------------------------------------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB, Local Government Public
Improvement, Series VI-E-1, 3.95% 1                                                             4,315,000         4,315,000
----------------------------------------------------------------------------------------------------------------------------
Shelby Cnty., TN Housing H&EFA Housing Facilities Board RB,
Kings Daughter & Sons Project, 3.79% 1                                                          8,040,000         8,040,000
----------------------------------------------------------------------------------------------------------------------------
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A, 3.79% 1                         5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RB, Nashville Wire Products Manufacturing,
Series 1994, 3.93% 1                                                                              515,000           515,000
----------------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 3.83% 1                             4,500,000         4,500,000
                                                                                                            ----------------
                                                                                                                 47,660,678

----------------------------------------------------------------------------------------------------------------------------
TEXAS--9.7%
Aledo, TX ISD School Building GOUN, 3.62% 1                                                     5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats, Series PZ-157, 3.80% 1,2                    8,420,000         8,420,000
----------------------------------------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, PTTR, Series 756, 3.80% 1,2                                                 2,575,000         2,575,000
----------------------------------------------------------------------------------------------------------------------------
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC
Project, 3.88% 1                                                                                2,100,000         2,100,000
----------------------------------------------------------------------------------------------------------------------------
Fort Bend Cnty., TX Road GOUN, Series 2007, 4%, 3/1/08                                            860,000           861,757
----------------------------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 3.78% 1                      5,090,000         5,090,000
----------------------------------------------------------------------------------------------------------------------------
Hockley Cnty., TX IDV Corp. PC RB, Amoco/Standard Oil Co. Project,
3.60%, 9/1/07 3                                                                                 5,000,000         5,000,000


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
Houston, TX ISD GOUN, PTTR, Series 1189, 3.80% 1,2                                         $    1,500,000   $     1,500,000
----------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RRB, Reset Option Certificates II-R Trust,
Series 787, 3.80% 1,2                                                                           3,635,000         3,635,000
----------------------------------------------------------------------------------------------------------------------------
Judson, TX ISD GOUN, AAMC Series 2003-36, 3.79% 1,2                                             8,960,000         8,960,000
----------------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD REF Schoolhouse GOUN,
Series 2005, 5%, 2/15/08                                                                          725,000           730,838
----------------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.62%, 9/7/07 3                      11,150,000        11,150,000
----------------------------------------------------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.82%, 8/1/07 3                                               11,150,000        11,150,438
----------------------------------------------------------------------------------------------------------------------------
Northeast TX ISD GOUN, P-Floats, Series PT-3957, 3.80% 1,2                                     12,250,000        12,250,000
----------------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GORB, Series 2006A, 3.80% 1                                                   1,000,000           999,303
----------------------------------------------------------------------------------------------------------------------------
Pasadena, TX IDV Corp. RRB, Lamson & Sessions Co., 3.92% 1                                        585,000           585,000
----------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, Series 1998A, 5%, 2/1/08                                    2,000,000         2,014,842
----------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr. Lien. Series 2004, 3.55%, 12/1/07 3              3,980,000         3,979,918
----------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Hotel Occupancy Tax RRB, PTTR, Series 1674, 3.80% 1,2                           5,780,000         5,780,000
----------------------------------------------------------------------------------------------------------------------------
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.75%, 8/15/07 3                                1,000,000         1,000,149
----------------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, MSTFC Series 2006-1315, 3.83% 1,2                           12,440,000        12,440,000
----------------------------------------------------------------------------------------------------------------------------
TX Municipal Gas Acquisition & Supply Corp. RB, P-Floats,
Series PA-1437, 3.83% 1,2                                                                      13,335,000        13,335,000
----------------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 3.82% 1,2                                         12,585,000        12,585,000
----------------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund,
Series 2006B, 3.52%, 10/1/07 3                                                                    800,000           798,743
----------------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund,
Series 2007, 4%, 4/1/08                                                                         1,145,000         1,147,165
----------------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund, SPEARS
Deutsche Bank/Lifers Trust, Series DB-256, 3.79% 1,2                                           13,800,000        13,800,000
----------------------------------------------------------------------------------------------------------------------------
TX TUAU RB, BNP Paribas STARS Certificate Trust, Series 2006-155, 3.80% 1,2                    10,665,000        10,665,000
----------------------------------------------------------------------------------------------------------------------------
Tyler, TX ISD GOUN, School Building, Series 2006A, 4.75%, 8/16/07 3                               500,000           500,672
----------------------------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Financing System,
Series 1998B, 5.25%, 8/15/07                                                                      900,000           901,512
----------------------------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Financing System,
Series A, 3.74%, 9/12/07                                                                        5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, PTTR, Series 579, 3.80% 1,2                       1,000,000         1,000,000
                                                                                                            ----------------
                                                                                                                164,955,337

----------------------------------------------------------------------------------------------------------------------------
UTAH--1.4%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
Series 2003A, 4.08% 1                                                                          10,985,000        10,985,000
----------------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.83% 1                                                        910,000           910,000
----------------------------------------------------------------------------------------------------------------------------
UT Transit Authority Sales Tax RRB, Goldman Sachs Trust
Series 2007-63Z, 3.80% 1,2                                                                      4,860,000         4,860,000
----------------------------------------------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, Series PT-3741, 3.74% 1,5                            5,695,000         5,695,000


                        18 | CENTENNIAL TAX EXEMPT TRUST

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
UTAH Continued
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003, 3.83% 1               $      905,000   $       905,000
                                                                                                            ----------------
                                                                                                                 23,355,000

----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.1%
Henrico Cnty., VA RB, Municipal Securities Trust Certificates,
Series 5021, Cl. A, 3.83% 1,2                                                                   2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.9%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series PZ-55, 3.80% 1,2                   3,160,000         3,160,000
----------------------------------------------------------------------------------------------------------------------------
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project,
Series 2005, 3.84% 1                                                                              745,000           745,000
----------------------------------------------------------------------------------------------------------------------------
Tacoma, WA WSS RRB, AAMC Series 2006-52, 3.79% 1,2                                              1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------------
WA EDFAU RB, Art Mensonides & Theresa Project, Series 2001-I, 3.88% 1                           1,690,000         1,690,000
----------------------------------------------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 3.80% 1,2                                                      2,785,000         2,785,000
----------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1492, 3.80% 1,2                                                           2,820,000         2,820,000
----------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 593A, 3.80% 1,2                                                           1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------------
Yakima Cnty., WA Public Corp. SW RB, George DeRuyter & Son, 3.88% 1                             2,500,000         2,500,000
                                                                                                            ----------------
                                                                                                                 15,700,000

----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.9%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 3.83% 1                               4,500,000         4,500,000
----------------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 3.83% 1                               6,850,000         6,850,000
----------------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.83% 1                                         3,100,000         3,100,000
----------------------------------------------------------------------------------------------------------------------------
Marshall Cnty., WV BOE GOUN, 4%, 5/1/08                                                         1,390,000         1,392,201
                                                                                                            ----------------
                                                                                                                 15,842,201

----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--6.3%
Ashland, WI IDV RB, Larson-Juhl US LLC Project, Series 2000, 3.89% 1                              975,000           975,000
----------------------------------------------------------------------------------------------------------------------------
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats,
Series PA 1361, 3.82% 1,2                                                                       2,945,000         2,945,000
----------------------------------------------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp.,
Series 1999A, 4.15% 1                                                                             645,000           645,000
----------------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 4.08% 1                               2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------------
Green Bay, WI WS RRB, PTTR, Series 1510, 3.80% 1,2                                              6,305,000         6,305,000
----------------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 3.98% 1                        7,710,000         7,710,000
----------------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 3.93% 1                              2,045,000         2,045,000
----------------------------------------------------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing Project, Series 2006, 3.93% 1                       1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 3.93% 1                                   1,400,000         1,400,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 3.78% 1                       4,000,000         4,000,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.79% 1                                            14,050,000        14,050,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 3.82% 1,2                                                 1,905,000         1,905,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, Series 2006, 3.79% 1                                               23,165,000        23,165,000


                        19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL             VALUE
                                                                                                   AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
WI H&EFA RB, Wheaton Franciscan P-Floats, Series MT-339, 3.82% 1,2                         $    5,810,000   $     5,810,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RRB, Wheaton Franciscan SPEARS Series DBE-101, 3.81% 1,2                              33,975,000        33,975,000
                                                                                                            ----------------
                                                                                                                107,930,000

----------------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 3.94% 1                                                                            3,835,000         3,835,000
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
Washington D.C. Convention Center Authority RRB, SPEARS Deutsche
Bank/Lifers Trust, Series DB-237, 3.80% 1,2                                                     5,275,000         5,275,000
----------------------------------------------------------------------------------------------------------------------------
Washington D.C. WSS RRB, P-Floats, Series PT-3699, 3.81% 1,2                                    4,655,000         4,655,000
                                                                                                            ----------------
                                                                                                                  9,930,000

----------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--4.8%
Certificates of Beneficial Ownership Trust, Bent Tree, Series 2007-5, 3.95% 1,2                 5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, North Oak, Series 2007-1, 3.95% 1,2                 4,325,000         4,325,000
----------------------------------------------------------------------------------------------------------------------------
Cl. B RB, Certificates Trust, Series 2002-1, 3.95% 1,2                                          5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
MSTFC Series 2006-1789, 3.88% 1,2                                                               2,300,000         2,300,000
----------------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 3.86% 1,2                                  7,770,000         7,770,000
----------------------------------------------------------------------------------------------------------------------------
P-Floats Series PZP-021, 3.83% 1,2                                                              5,000,000         5,000,000
----------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 3.83% 1,2                                                             7,805,000         7,805,000
----------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-015, 3.83% 1,2                                                            11,415,000        11,415,000
----------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-016, 3.83% 1,2                                                             1,325,000         1,325,000
----------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-020, 3.83% 1,2                                                            21,160,000        21,160,000
----------------------------------------------------------------------------------------------------------------------------
SunAmerica Trust Series 2001-2 Certificates, Cl. A, Series 2002-2, 3.88% 1,2                   10,800,000        10,800,000
                                                                                                            ----------------
                                                                                                                 81,900,000

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,684,691,585)                                                    99.0%    1,684,691,585
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       1.0        16,185,188
                                                                                           ---------------------------------

NET ASSETS                                                                                          100.0%  $ 1,700,876,773
                                                                                           =================================


                        20 | CENTENNIAL TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA          Airport Authority
AAMC        ABN AMRO Munitops Certificates
BANs        Bond Anticipation Nts.
BOE         Board of Education
CAB         Capital Appreciation Bond
CD          Commercial Development
CDAU        Community Development Authority
CMWLTH      Commonwealth
COP         Certificates of Participation
DA          Dormitory Authority
DAU         Development Authority
DFA         Development Finance Authority
DFB         Development Finance Board
ECFA        Educational and Cultural Facilities Authority
ED          Economic Development
EDAU        Economic Development Authority
EDC         Economic Development Corp.
EDFAU       Economic Development Finance Authority
EDLFA       Educational Facilities Authority
ETET        Eagle Tax-Exempt Trust
EU          Electric Utilities
FA          Facilities Authority
FAU         Finance Authority
GO          General Obligation
GOLB        General Obligation Ltd. Bonds
GORB        General Obligation Refunding Bonds
GOUN        General Obligation Unlimited Nts.
H&EFA       Health and Educational Facilities Authority
H&RA        Housing and Redevelopment Authority
HA          Hospital Authority
HAU         Housing Authority
HCF         Health Care Facilities
HE&HFA      Higher Education and Health Facilities
            Authority
HEAU        Higher Education Authority
HEFAU       Higher Educational Facilities Authority
HFA         Housing Finance Agency/Authority
HFAU        Health Facilities Authority
HFC         Housing Finance Corp.
HFFAU       Health Facilities Finance Authority
IDA         Industrial Development Agency
IDAU        Industrial Development Authority
IDB         Industrial Development Board
IDC         Industrial Development Corp.
IDV         Industrial Development
IF&PCFA     Industrial Facilities & Pollution Control
            Financing Authority
ISD         Independent School District
MERLOTS     Municipal Exempt Receipts Liquidity
            Option Tender
MH          Multifamily Housing
MSTFC       Morgan Stanley & Co., Inc. Trust Floater
            Certificates
NYC         New York City
NYS         New York State
P-Floats    Puttable Floating Option Tax Exempt
            Receipts
PAUNYNJ     Port Authority of New York & New Jersey
PC          Pollution Control
PFAU        Public Finance Authority
POAU        Port Authority
PTTR        Puttable Tax Exempt Receipts
RA          Redevelopment Agency/Authority
RANs        Revenue Anticipation Nts.
RB          Revenue Bonds
RED         Redevelopment
REF         Refunding
RRB         Revenue Refunding Bonds
SDI         School District
SGMSTR      Societe Generale, NY Branch Municipal
            Security Trust Receipts
SPEARS      Short Puttable Exempt Adjustable Receipts
SPO         Special Obligations
SW          Solid Waste
SWD         Solid Waste Disposal
TFA         Transitional Finance Authority
TUAU        Turnpike Authority
TXAL        Tax Allocation
UDC         Urban Development Corp.
WS          Water System
WSS         Water & Sewer System
YMCA        Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $743,148,000 or 43.69% of the Trust's net assets as of June 30, 2007.

3. Put obligation redeemable at full principal value on the date reported.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $24,125,734, which represents 1.42% of the Trust's net assets. See Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,684,691,585)--see accompanying statement of investments    $1,684,691,585
---------------------------------------------------------------------------------------------------------
Cash                                                                                             526,642
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      11,211,500
Investments sold                                                                               6,505,000
Shares of beneficial interest sold                                                                11,568
Other                                                                                            128,783
                                                                                          ---------------
Total assets                                                                               1,703,075,078

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                      1,918,266
Distribution and service plan fees                                                               133,792
Transfer and shareholder servicing agent fees                                                     40,310
Shareholder communications                                                                        32,815
Shares of beneficial interest redeemed                                                            26,887
Trustees' compensation                                                                             6,998
Other                                                                                             39,237
                                                                                          ---------------
Total liabilities                                                                              2,198,305

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,700,876,773
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $1,700,548,383
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     328,390
                                                                                          ---------------
NET ASSETS--applicable to 1,700,577,431 shares of beneficial interest outstanding         $1,700,876,773
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                  $   65,514,334

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                7,485,819
---------------------------------------------------------------------------------------------------------
Service plan fees                                                                              3,523,021
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                    499,210
---------------------------------------------------------------------------------------------------------
Shareholder communications                                                                       102,438
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            14,521
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        8,111
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            247,401
                                                                                          ---------------
Total expenses                                                                                11,882,021
Less reduction to custodian expenses                                                                (310)
                                                                                          ---------------
Net expenses                                                                                  11,881,711

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         53,632,623

---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                 342,169

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $   53,974,792
                                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                 2007             2006
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                     $   53,632,623   $   40,741,047
------------------------------------------------------------------------------------------
Net realized gain                                                342,169          273,030
                                                          --------------------------------
Net increase in net assets resulting from operations          53,974,792       41,014,077

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income                         (53,632,623)     (40,741,047)
------------------------------------------------------------------------------------------
Distributions from net realized gain                            (281,265)              --

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                              (9,550,358)       9,553,672

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase (decrease)                                     (9,489,454)       9,826,702
------------------------------------------------------------------------------------------
Beginning of period                                        1,710,366,227    1,700,539,525
                                                          --------------------------------
End of period                                             $1,700,876,773   $1,710,366,227
                                                          ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                2007       2006       2005       2004       2003
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .03 1      .02 1      .01 1       -- 2      .01
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders
Dividends from net investment income               (.03)      (.02)      (.01)        -- 2     (.01)
Distributions from net realized gain                 -- 2       --         --         --         --
                                                 ---------------------------------------------------
Total dividends and/or
distributions to shareholders                      (.03)      (.02)      (.01)        -- 2     (.01)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ===================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                     3.09%      2.44%      1.21%      0.35%      0.69%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $1,701     $1,710     $1,701     $1,778     $1,877
----------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $1,764     $1,701     $1,797     $1,851     $1,882
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              3.04%      2.40%      1.20%      0.35%      0.68%
Total expenses                                     0.67%      0.68%      0.67%      0.67%      0.66%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 0.67%      0.68%      0.65%      0.67%      0.66%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

           UNDISTRIBUTED NET       UNDISTRIBUTED     ACCUMULATED LOSS
           INVESTMENT INCOME     LONG-TERM GAINS     CARRYFORWARD 1,2
           ----------------------------------------------------------
           $1,987,856                   $293,085                  $--

1. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2006, the Trust utilized $5,544 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                        26 | CENTENNIAL TAX EXEMPT TRUST

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                           YEAR ENDED       YEAR ENDED
                                        JUNE 30, 2007    JUNE 30, 2006
        --------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends         $53,632,623      $40,741,047
        Long-term capital gain                281,265               --
                                          ----------------------------
        Total                             $53,913,888      $40,741,047
                                          ============================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                        27 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JUNE 30, 2007           YEAR ENDED JUNE 30, 2006
                                      SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
Sold                           5,228,156,425   $ 5,228,156,425    4,960,314,040   $ 4,960,314,040
Dividends and/or
distributions reinvested          53,788,375        53,788,375       39,822,761        39,823,348
Redeemed                      (5,291,495,158)   (5,291,495,158)  (4,990,583,716)   (4,990,583,716)
                              --------------------------------------------------------------------
Net increase (decrease)           (9,550,358)  $    (9,550,358)       9,553,085   $     9,553,672
                              ====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ---------------------------------------
                    Up to $250 million               0.500%
                    Next $250 million                0.475
                    Next $250 million                0.450
                    Next $250 million                0.425
                    Next $250 million                0.400
                    Next $250 million                0.375
                    Next $500 million                0.350
                    Over $2 billion                  0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.


                        28 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $497,052 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective


                        29 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        30 | CENTENNIAL TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007


                        31 | CENTENNIAL TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0002 per share were paid to shareholders on December 15, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        32 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        33 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
TRUST, LENGTH OF SERVICE, AGE   NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                        80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company
Chairman of the Board           (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso
of Trustees (since 2003),       Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman,
Trustee (since 2000)            Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
Age: 70                         drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991);
                                Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                                Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Trustee (since 1998)            1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999);
Age: 70                         Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr.
                                Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                Manager (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-May 2006);
Trustee (since 2000)            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
Age: 68                         Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July
                                1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)            Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                         (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                and President and Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.;
                                President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and
                                Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the
                                OppenheimerFunds complex

SAM FREEDMAN,                   Director of Colorado UpLift (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)            several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
Age: 66                         OppenheimerFunds, Inc. (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)            2000); Board Member of Middlebury College (educational organization) (since December 2005);
Age: 60                         Director of The California Endowment (philanthropic


                        34 | CENTENNIAL TAX EXEMPT TRUST

BEVERLY L. HAMILTON,            organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (since
Continued                       2006) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice
                                Chairman (since 2006) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund);
                                President of ARCO Investment Management Company (February 1991-April 2000); Member of the
                                investment committees of The Rockefeller Foundation (since 2001) and The University of Michigan
                                (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company)
                                (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June
                                2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University
Trustee (since 2002)            (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 62                         Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLift
                                (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc.
                                (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004);
                                and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2000)            (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of
Age: 65                         Worchester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds
                                (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly
                                SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. MR. GRABISH
                                SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. GRABISH
                                IS AN INTERESTED TRUSTEE BECAUSE OF HIS AFFILIATION WITH A.G. EDWARDS & SONS, INC., A
                                BROKER/DEALER THAT SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,             Senior Vice President and Assistant Director of Sales and Marketing (since March 1997), Director
Trustee (since 2001)            (since March 1987) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards &
Age: 58                         Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G.
                                Edwards Trust Company, FSB (since March 2001); President and Vice Chairman of A.G. Edwards Trust
                                Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust
                                Company, FSB (investment adviser) (since June 2005). Oversees 5 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                     NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                        35 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director of OppenheimerFunds, Inc. (since June 2001) and
Trustee, President and          President of OppenheimerFunds, Inc. (September 2000-March 2007); President and director or
Principal Executive Officer     trustee of other Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                    Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.) (since July 2001); Director
Age: 58                         of OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds, Inc.) (since November
                                2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                                Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and
                                Director of OppenheimerFunds Legacy Program (charitable trust program established by
                                OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset Management, Inc.,
                                Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                                Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of
                                OppenheimerFunds, Inc. (September 2000-June 2001); President and Trustee of MML Series Investment
                                Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                Officer and Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                                Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF               THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
THE TRUST                       MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                MESSRS. ULLYATT, VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAMERON ULLYATT,                Vice President of the Manager and OppenheimerFunds, Inc. (since September 2006); Assistant Vice
Vice President and Portfolio    President of the Manager and OppenheimerFunds, Inc. (December 2000-August 2006); a Chartered
Manager (since 2006)            Financial Analyst; analyst with the Manager (January 1999-December 2000). A portfolio manager of 3
Age: 32                         portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since March 2004);
Vice President and Chief        Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., and Shareholder
Compliance Officer              Services, Inc. (since March 2004); Vice President of the Manager, OppenheimerFunds Distributor,
(since 2004)                    Inc., and Shareholder Services, Inc. (June 1983-February 2004); Vice President and Director of
Age: 56                         Internal Audit of OppenheimerFunds, Inc. (1997-February 2004). An officer of 102 portfolios in the
                                Oppenheimer funds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999); Treasurer of the
Treasurer and Principal         following: Shareholder Services, Inc., HarbourView Asset Management Corporation, Shareholder
Financial & Accounting          Financial Services, Inc., Oppenheimer Real Asset Management, Inc., and Oppenheimer Partnership
Officer (since 1999)            Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                         OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May


                        36 | CENTENNIAL TAX EXEMPT TRUST

BRIAN W. WIXTED,                2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
Continued                       Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company
                                (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC
                                (since March 1999); and Assistant Treasurer of the Manager and Distributor (March 1999-October
                                2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,              Vice President of OppenheimerFunds, Inc. (since February 2007); Assistant Vice President of
Assistant Treasurer             OppenheimerFunds, Inc. (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                    OppenheimerFunds, Inc. (November 1998-July 2002). An officer of 102 portfolios in the
Age: 36                         OppenheimerFunds complex.

BRIAN C. SZILAGYI,              Assistant Vice President of OppenheimerFunds, Inc. (since July 2004); Director of Financial
Assistant Treasurer             Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance
(since 2005)                    of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 37                         American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the
                                OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and              OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since December 2001);
Secretary (since 2001)          General Counsel and Director of OppenheimerFunds Distributor, Inc. (since December 2001); Senior
Age: 59                         Vice President, General Counsel and Director of the Transfer Agent, Shareholder Financial
                                Services, Inc., OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Senior
                                Vice President and General Counsel of HarbourView Asset Management Corporation (since December
                                2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and
                                General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of
                                OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December
                                2003), Acting General Counsel (November 2001-February 2002) and Associate General Counsel (May
                                1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of the following: the
                                Transfer Agent (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,              Vice President and Associate Counsel of OppenheimerFunds, Inc. (since May 2004); First Vice
Assistant Secretary             President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004),
(since 2004)                    Corporate Vice President (May 1999-April 2001) and Assistant General Counsel (May 1999-December
Age: 39                         2000) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.


                        37 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary             of OppenheimerFunds, Inc.; Vice President (since 1999) and Assistant Secretary (since October
(since 2001)                    2003) of the Distributor; Assistant Secretary of the Manager (since October 2003); Vice President
Age: 41                         and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of OppenheimerFunds, Inc. (since September
Assistant Secretary             2004); First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
(since 2004)                    President (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                         OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        38 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,700 in fiscal 2007 and $28,000 in fiscal 2006.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for fiscal 2007 and $2,086 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance reviews and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2007 and $2,086 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

     No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/08/2007